SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Statements Of Operations Data [Table Text Block]

		Year ended December 31,
		2017	2016	2015
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	8	1	78
	Interest on long-term loans to affiliate	51	56	267
	Foreign currency transaction adjustments	205	130	374
	Other	47	37	9
		311	224	728
	Expenses:
	Bank charges and interest expenses	1,223	985	942
	Foreign currency transaction adjustments	-	194	166
	Interest on long-term loans to others	92	70	318
	Other	-	21	31
		1,315	1,270	1,457

		1,004	1,046	729